Accrued Liabilities and Other Payables - Schedule of Accrued Expenses and Other Payables (Details)		Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 SGD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2024 USD ($)
Schedule of Accrued Expenses and Other Payables [Abstract]
Accrued payroll and welfare	[1]			$ 55,691	$ 187,971	$ 147,336
Accrued expenses	[2]			1,159,049	1,474,954	1,156,102
Other payable	[3]			76,002	529,851	415,307
Total accrued liabilities and other payables		$ 2,192,776	$ 1,718,745	$ 1,290,742	$ 2,192,776	$ 1,718,745

[1]	Includes salary and fees due to directors amounting to S$55,348 as of December 31, 2024 which shall be repaid in 2025, whereas the salaries were due and payout was postponed as agreed with the directors.
[2]	Accrued expenses mainly consist of accrual of professional service fees and other costs incurred yet to bill.
[3]	Other payable mainly consists of payable for other services and utilities expenses. As of June 30, 2025, there is a short-term advances from directors with a balance of S$417,971.